Provision for tax, civil and labor losses and Judicial deposits and escrow accounts (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Changes in provision
Beginning balance	R$ 609,007	R$ 554,565
Additions	13,174	20,537
Reversals	(13,829)	7,523
Interest	13,297	41,428
Total effect on the results	15,537	54,442
Payments	(7,716)
Ending balance	613,933	609,007
Reconciliation with profit or loss for the period
Finance expense	(13,297)	(41,428)
General and administrative expenses	(11,737)	(4,198)
General and administrative expenses	13,829	7,523
Income tax and social contribution	(1,437)	(16,339)
Addition (Total)	13,174	20,537
Reversal (Total)	(13,829)	7,523
Interest (Total)	13,297	41,428
Tax proceedings (i)
Changes in provision
Beginning balance	557,783	502,764
Additions	10,651	16,339
Reversals	(4,189)	(699)
Interest	11,479	39,379
Total effect on the results	20,836	55,019
Payments
Ending balance	572,724	557,783
Reconciliation with profit or loss for the period
Addition (Total)	10,651	16,339
Reversal (Total)	(4,189)	(699)
Interest (Total)	11,479	39,379
Labor proceedings (ii)
Changes in provision
Beginning balance	51,193	49,652
Additions	2,093	4,133
Reversals	(9,538)	(4,585)
Interest	1,805	1,993
Total effect on the results	(5,640)	1,541
Payments	(7,657)
Ending balance	37,896	51,193
Reconciliation with profit or loss for the period
Addition (Total)	2,093	4,133
Reversal (Total)	(9,538)	(4,585)
Interest (Total)	1,805	1,993
Civil proceedings
Changes in provision
Beginning balance	31	2,149
Additions	430	65
Reversals	(102)	(2,239)
Interest	13	56
Total effect on the results	341	(2,118)
Payments	(59)
Ending balance	313	31
Reconciliation with profit or loss for the period
Addition (Total)	430	65
Reversal (Total)	(102)	(2,239)
Interest (Total)	R$ 13	R$ 56